Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 17, 2022	Sep. 30, 2022	Mar. 31, 2022	Jun. 18, 2022	Oct. 30, 2020	Mar. 31, 2020
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Voting equity interest				100.00%
Negative working capital	the Company consummated its initial public offering (“IPO”) on NASDAQ Capital Markets. The Company has listed its common shares on the NASDAQ Capital Market under the trading symbol “LYT”. The Company has raised gross proceeds of $12.40 million from initial public offering of 2,609,474 shares at $4.75 per common shares and has raised gross proceeds of $1.86 million from overallotment of 391,421 shares at $4.75 per common shares (aggregate of gross proceeds of $14.26 million).	The Company has negative cash used in operating activities to the extent of $2,279,516 as of September 30, 2022, and negative cash used in operating activities to the extent of $734,550 as of September 30, 2021. Upon successful transition of subscribers pursuant to the terms of the customer acquisition agreement (the “Customer Acquisition Agreement”) between Reachnet and Lytus India, we expect to be able to carry out our operations in the normal course of business and generate approximately Rs.130 ($1.80) in streaming subscription fees from each of our approximately 1.9 million customer connections, as prescribed by the Telecom Regulatory Authority of India guidelines.
Streaming business		61.00%
Large payment obligation description		The Company intend to settle 50% of the payments obligation of Reachnet under the contract on or before March 31, 2023 and the remaining 50% on or before March 31, 2024.
Deferred offering costs		$ 0	$ 34,165
IPO [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Gross proceeds of common shares		2,727,272
DDC CATV Network Private Limited [Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Shareholding percentage						51.00%
Global Health Sciences, Inc.[Member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Voting equity interest					75.00%
Bottom of range [member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Common shares price per share		$ 6.3
Top of range [member]
Nature of Operations and Summary of Significant Accounting and Reporting Policies (Details) [Line Items]
Common shares price per share		$ 6.9